Document and Entity Information	Aug. 09, 2022
Document And Entity Information [Line Items]
Amendment Flag	true
Entity Central Index Key	0001390777
Document Type	8-K/A
Document Period End Date	Aug. 09, 2022
Entity Registrant Name	THE BANK OF NEW YORK MELLON CORPORATION
Entity Incorporation State Country Code	DE
Entity File Number	001-35651
Entity Tax Identification Number	13-2614959
Entity Address, Address Line One	240 Greenwich Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10286
City Area Code	(212)
Local Phone Number	495-1784
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Description	As previously disclosed, on August 9, 2022, the Board of Directors (the “Board”) of The Bank of New York Mellon Corporation (the “Company”) appointed Robin Vince to the position of Chief Executive Officer (“CEO”), in addition to his current role as President, effective August 31, 2022. This Current Report on Form 8-K/A amends the Current Report on Form 8-K filed with the Securities and Exchange Commission on August 9, 2022 to disclose a new compensation arrangement for Mr. Vince that was approved by the Human Resources and Compensation Committee of the Board (the “HRC Committee”). Such compensation arrangements had not been determined at the time of the original filing.
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, $0.01 par value
Trading Symbol	BK
Security Exchange Name	NYSE
Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	6.244% Fixed-to-Floating Rate Normal Preferred Capital Securities of Mellon Capital IV (fully and unconditionally guaranteed by The Bank of New York
Trading Symbol	BK/P
Security Exchange Name	NYSE